Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments consisted of the following:

	As of December 31, 2016	As of December 31, 2015
Interest receivable	$60,497	$1,483,461
Due from third parties	-	461,993
Others	33,977	11,191
Total	$94,474	$1,956,645